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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Advent International Corporation
Address:         75 State Street
                 Boston, MA 02109
13F File Number: 28-6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Jarlyth H. Gibson
Title: Assistant Compliance Officer
Phone: (617) 951-9762

Signature, Place, and Date of Signing:

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


/s/ Jarlyth H. Gibson     Boston, MA    April 12, 2006
----------------------
     [Signature]         [City, State]       [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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     FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:              None
Form 13F Information Table Entry Total:            9
Form 13F Information Table Value Total:     $576,875
                                          (thousands)
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                           FORM 13F INFORMATION TABLE

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

                                                                     COLUMN 5                                      COLUMN 8
                              COLUMN 2               COLUMN 4  --------------------   COLUMN 6   COLUMN 7      VOTING AUTHORITY
          COLUMN 1            TITLE OF   COLUMN 3      VALUE     SHRS OR    SH/ PUT  INVESTMENT    OTHER   ------------------------
       NAME OF ISSUER           CLASS      CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
       --------------         --------  -----------  --------  ----------  --------  ----------  --------  ----------  ------  ----
ANADYS PHARMACEUTICALS, INC.   COMMON   03252Q-40-8     1,173      72,784               SOLE                   72,784
ASPEN TECHNOLGY, INC.          COMMON   045327-10-3   379,879  30,030,000               SOLE               30,030,000
CORGENTECH INC.                COMMON   21872P-50-1    10,233   1,112,286               SOLE                1,112,286
EVOLVING SYSTEMS INC.          COMMON   30049R-10-0     2,662   1,324,131               SOLE                1,324,131
EXELIXIS                       COMMON   30161Q-10-4     8,908     741,698               SOLE                  741,698
GFI GROUP, INC.                COMMON   361652-20-9   104,654   2,016,074               SOLE                2,016,074
KIRKLAND'S INC.                COMMON   497498-10-5    44,334   6,306,407               SOLE                6,306,407
MTI TECHNOLOGY, CORP.          COMMON   553903-10-5    23,897  17,192,037               SOLE               17,192,037
STEREOTAXIS, INC.              COMMON   85916J-10-2     1,135      90,000               SOLE                   90,000
                                                      -------
                                                      576,875
                                                      =======
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